Environmental and other provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current provisions	$ 41,017	$ 33,675
Non-current provisions	461,501	331,799
Total provisions	502,518	365,474	$ 314,425
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current provisions	16,759	20,308
Non-current provisions	451,041	322,824
Total provisions	467,800	343,132	302,116
Deferred share units [Member]
Disclosure of other provisions [line items]
Current provisions	8,107	8,719
Non-current provisions	0	0
Total provisions	8,107	8,719	3,876
Restricted share units [Member]
Disclosure of other provisions [line items]
Current provisions	5,061	4,648
Non-current provisions	5,828	5,801
Total provisions	10,889	10,449	5,477
Performance share unit [Member]
Disclosure of other provisions [line items]
Current provisions	4,622	0
Non-current provisions	780	2,030
Total provisions	5,402	2,030	0
Other provisions [Member]
Disclosure of other provisions [line items]
Current provisions	6,468	0
Non-current provisions	3,852	1,144
Total provisions	$ 10,320	$ 1,144	$ 2,956